                      SUPPLEMENT DATED SEPTEMBER 9, 2002 TO

                        PROSPECTUS DATED MAY 1, 2002 FOR

                       CORPORATE FLEXIBLE PREMIUM VARIABLE

                        UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VL SEPARATE ACCOUNT - D

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. "SUMMARY OF POLICY EXPENSE" IS MODIFIED AS FOLLOWS:

Nationwide deducts certain charges from the policy. Charges are made for mortality costs, administration, distribution, taxes, and assuming the mortality and expense risks.

Nationwide deducts a premium load from premium payments. The premium load is guaranteed never to exceed 9.0% of each premium payment during the first 7 policy years and 5.5% thereafter. For policies issued after September 9, 2002, on a current basis, the amount of the premium load depends on the amount of scheduled annual premium. The premium load is 9.0% of the premium payment up to the target premium and 7.0% of premiums in excess of the target premium during the first 7 policy years. The premium load is 5.5% of the premium payment for years 8 through 10 and 3.5% on all premiums thereafter. Federal, state and/or local taxes associated with the policy are approximately 3.9% of premium, and the cost of these taxes is substantially offset by the premium loads.

The mortality and expense risk charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. Currently, the annualized rate will be 0.40% in policy years 1-4, 0.25% in policy years 5-20, and 0.10% thereafter. Nationwide deducts the following charges from the cash value of the policy:

-  monthly cost of insurance;
-  monthly cost of any additional benefits provided by riders to the policy; and
-  monthly administrative expense charge.

Currently, the administrative expense charge is $5 per month. The administrative expense charge is guaranteed not to exceed $10 per month.

Nationwide does not deduct a surrender charge from the policies.


For more information about any policy charge, see "Policy Charges" in this prospectus.

2. THE SIXTH PARAGRAPH UNDER "THE FIXED ACCOUNT" IS DELETED.

3. "SALES LOAD" IS RE-TITLED "PREMIUM LOAD" AND IS MODIFIED AS FOLLOWS:

For policies issued after September 9, 2002, Nationwide deducts a premium load from premium payments. The premium load is guaranteed never to exceed 9.0% of each premium payment during the first 7 policy years and 5.5% thereafter. On a current basis, the amount of the premium load depends on the amount of scheduled annual premium. The premium load is 9.0% of the premium payment up to the target premium and 7.0% of premiums in excess of the target premium during the first 7 policy years. The premium load is 5.5% of the premium payment for years 8 through 10, and 3.5% on all premiums thereafter. Federal, state and/or local taxes associated with the policy are approximately 3.9% of premium, and the cost of these taxes is substantially offset by the premium loads.

4. "TAX LOAD" SECTION IS DELETED IN ITS ENTIRETY.

5. THE FIRST PARAGRAPH OF "INTEREST" IS MODIFIED AS FOLLOWS:

For policies issued after September 9, 2002, the annual effective loan interest rate is guaranteed not to exceed 3.75%. On a current basis, the loan interest rate is 3.65%.

6. THE FIFTH PARAGRAPH OF "INTEREST" IS MODIFIED AS FOLLOWS:

Interest is charged daily and is payable at the end of each policy year, at the time a new loan is requested, or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

7. THE THIRD PARAGRAPH OF "DISTRIBUTION OF THE POLICIES" IS MODIFIED AS FOLLOWS:

For policies issued after September 9, 2002, first year commission payments made by Nationwide on the sale of these policies with recurring annual premiums as distributed by NISC will not exceed 55% of target premium plus 5.0% of any excess premium payments in year one. Commission payments will not exceed 30% of target premium plus 5.0% on the excess premium in years two through ten. Commission payments will not exceed 2.5% of premium in years eleven and beyond. For single premium modified endowment contracts, first year commission payments will not exceed 55% of target premium plus 5.0% of any excess premium payments in year one. Expense allowances may be available. Asset based commissions of no more than 0.20% on non-loaned cash values for years after the first policy year may be available.

8. "APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS" IS MODIFIED AS FOLLOWS:

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. The illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The guaranteed mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.75% of the daily net assets value of the variable account. The current mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years five through twenty are equivalent to an annual effective rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years twenty-one and beyond are equivalent to an annual effective rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.95% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of December 31, 2001. Some underlying mutual funds are subject to fee waivers and expense reimbursements. Absent fee waivers and expense reimbursements, the annual effective rate would have been 1.00%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.35%, 4.65% and 10.65% for policy years one through four, and rates of -1.20%, 4.80% and 10.80%, for policy years five through twenty, and rates of -1.05%, 4.95% and 10.95%, for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.70%, 4.30% and 10.30%, for all policy years.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

Nationwide deducts a premium load from premium payments. The premium load is guaranteed never to exceed 9.0% of each premium payment during the first 7 policy years and 5.5% thereafter. On a current basis, the amount of the premium load depends on the amount of scheduled annual premium. The premium load is 9.0% of the premium payment up to the target premium and 7.0% of premiums in excess of the target premium during the first 7 policy years. The premium load is 5.5% of the premium payment for years 8 through 10 and 3.5% on all premiums thereafter.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5 per month and guaranteed not to exceed $10. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 1
                                 CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
           PREMIUMS
           PAID PLUS                 CASH                                 CASH                                 CASH
POLICY     INTEREST     CASH      SURRENDER       DEATH       CASH      SURRENDER     DEATH        CASH      SURRENDER     DEATH
 YEAR        AT 5%      VALUE       VALUE        BENEFIT      VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
   1       105,000      89,551      89,551      1,703,050     95,026      95,026     1,703,050    100,502     100,502     1,703,050
   2       215,250     176,861      176,861     1,703,050    193,400     193,400     1,703,050    210,598     210,598     1,703,050
   3       331,013     262,456      262,456     1,703,050    295,811     295,811     1,703,050    331,880     331,880     1,703,050
   4       452,563     346,515      346,515     1,703,050    402,632     402,632     1,703,050    465,761     465,761     1,703,050
   5       580,191     429,777      429,777     1,703,050    514,948     514,948     1,703,050    614,653     614,653     1,703,050
   6       714,201     511,805      511,805     1,703,050    632,541     632,541     1,703,050    779,312     779,312     1,898,719
   7       854,911     592,648      592,648     1,703,050    755,579     755,579     1,787,598    960,464     960,464     2,272,330
   8       897,656     580,774      580,774     1,703,050    787,338     787,338     1,809,457   1,058,030   1,058,030    2,431,561
   9       942,539     568,556      568,556     1,703,050    820,268     820,268     1,831,925   1,165,277   1,165,277    2,602,442
  10       989,666     556,044      556,044     1,703,050    854,487     854,487     1,855,292   1,283,264   1,283,264    2,786,268
  11      1,039,150    543,131      543,131     1,703,050    889,977     889,977     1,879,488   1,412,952   1,412,952    2,983,927
  12      1,091,107    529,761      529,761     1,703,050    926,772     926,772     1,904,518   1,555,464   1,555,464    3,196,482
  13      1,145,662    515,910      515,910     1,703,050    964,936     964,936     1,930,422   1,712,082   1,712,082    3,425,141
  14      1,202,945    501,581      501,581     1,703,050   1,004,561   1,004,561    1,957,273   1,884,265   1,884,265    3,671,276
  15      1,263,093    486,810      486,810     1,703,050   1,045,771   1,045,771    1,985,202   2,073,681   2,073,681    3,936,497
  16      1,326,247    471,282      471,282     1,703,050   1,088,425   1,088,425    2,013,878   2,281,622   2,281,622    4,221,613
  17      1,392,560    455,392      455,392     1,703,050   1,132,921   1,132,921    2,044,031   2,510,644   2,510,644    4,529,735
  18      1,462,188    439,208      439,208     1,703,050   1,179,415   1,179,415    2,075,942   2,763,072   2,763,072    4,863,408
  19      1,535,297    422,829      422,829     1,703,050   1,228,088   1,228,088    2,109,930   3,041,550   3,041,550    5,225,571
  20      1,612,062    406,288      406,288     1,703,050   1,279,075   1,279,075    2,146,209   3,348,897   3,348,897    5,619,242
  21      1,692,665    390,386      390,386     1,703,050   1,334,621   1,334,621    2,188,415   3,694,033   3,694,033    6,057,209
  22      1,777,298    373,278      373,278     1,703,050   1,392,249   1,392,249    2,232,221   4,073,772   4,073,772    6,531,561
  23      1,866,163    354,728      354,728     1,703,050   1,451,968   1,451,968    2,277,540   4,491,316   4,491,316    7,045,025
  24      1,959,471    334,613      334,613     1,703,050   1,513,871   1,513,871    2,324,384   4,950,418   4,950,418    7,600,828
  25      2,057,445    312,765      312,765     1,703,050   1,578,040   1,578,040    2,372,787   5,455,159   5,455,159    8,202,537
  26      2,160,317    288,896      288,896     1,703,050   1,644,509   1,644,509    2,422,804   6,009,824   6,009,824    8,854,089
  27      2,268,333    262,810      262,810     1,703,050   1,713,382   1,713,382    2,474,683   6,619,352   6,619,352    9,560,507
  28      2,381,750    234,257      234,257     1,703,050   1,784,751   1,784,751    2,528,728   7,289,114   7,289,114   10,327,594
  29      2,500,837    202,849      202,849     1,703,050   1,858,661   1,858,661    2,585,237   8,024,770   8,024,770   11,161,763
  30      2,625,879    168,124      168,124     1,703,050   1,935,143   1,935,143    2,644,482   8,832,439   8,832,439   12,070,028

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 7% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS, 5.5% OF ALL PREMIUMS DURING YEARS EIGHT TO TEN AND 3.5% OF ALL PREMIUMS FROM TENTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 1
                                GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                 CASH                                 CASH                                 CASH
 POLICY     INTEREST     CASH      SURRENDER       DEATH       CASH      SURRENDER    DEATH         CASH      SURRENDER      DEATH
  YEAR        AT 5%      VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT       VALUE       VALUE       BENEFIT
    1       105,000      81,753      81,753      1,703,050     86,938      86,938     1,703,050    92,127       92,127     1,703,050
    2       215,250     161,911      161,911     1,703,050    177,406     177,406     1,703,050    193,533     193,533     1,703,050
    3       331,013     240,524      240,524     1,703,050    271,617     271,617     1,703,050    305,273     305,273     1,703,050
    4       452,563     317,635      317,635     1,703,050    369,792     369,792     1,703,050    428,525     428,525     1,703,050
    5       580,191     393,261      393,261     1,703,050    472,148     472,148     1,703,050    564,595     564,595     1,703,050
    6       714,201     467,431      467,431     1,703,050    578,938     578,938     1,703,050    714,949     714,949     1,741,903
    7       854,911     540,136      540,136     1,703,050    690,406     690,406     1,703,050    879,024     879,024     2,079,654
    8       897,656     521,190      521,190     1,703,050    711,186     711,186     1,703,050    958,356     958,356     2,202,491
    9       942,539     501,452      501,452     1,703,050    732,222     732,222     1,703,050   1,044,387   1,044,387    2,332,454
   10       989,666     480,800      480,800     1,703,050    753,481     753,481     1,703,050   1,137,615   1,137,615    2,470,030
   11      1,039,150    459,114      459,114     1,703,050    774,946     774,946     1,703,050   1,238,595   1,238,595    2,615,713
   12      1,091,107    436,283      436,283     1,703,050    796,612     796,612     1,703,050   1,347,941   1,347,941    2,770,023
   13      1,145,662    412,188      412,188     1,703,050    818,477     818,477     1,703,050   1,466,323   1,466,323    2,933,482
   14      1,202,945    386,688      386,688     1,703,050    840,538     840,538     1,703,050   1,594,458   1,594,458    3,106,619
   15      1,263,093    359,593      359,593     1,703,050    862,768     862,768     1,703,050   1,733,082   1,733,082    3,289,934
   16      1,326,247    330,642      330,642     1,703,050    885,112     885,112     1,703,050   1,882,930   1,882,930    3,483,925
   17      1,392,560    299,499      299,499     1,703,050    907,487     907,487     1,703,050   2,044,730   2,044,730    3,689,129
   18      1,462,188    265,769      265,769     1,703,050    929,801     929,801     1,703,050   2,219,232   2,219,232    3,906,171
   19      1,535,297    229,008      229,008     1,703,050    951,961     951,961     1,703,050   2,407,219   2,407,219    4,135,751
   20      1,612,062    188,725      188,725     1,703,050    973,883     973,883     1,703,050   2,609,535   2,609,535    4,378,638
   21      1,692,665    144,439      144,439     1,703,050    995,516     995,516     1,703,050   2,827,161   2,827,161    4,635,775
   22      1,777,298     95,628      95,628      1,703,050   1,016,826   1,016,826    1,703,050   3,061,190   3,061,190    4,908,068
   23      1,866,163     41,720      41,720      1,703,050   1,037,791   1,037,791    1,703,050   3,312,842   3,312,842    5,196,484
   24      1,959,471      (*)          (*)          (*)      1,058,357   1,058,357    1,703,050   3,583,366   3,583,366    5,501,869
   25      2,057,445      (*)          (*)          (*)      1,078,408   1,078,408    1,703,050   3,873,943   3,873,943    5,824,975
   26      2,160,317      (*)          (*)          (*)      1,097,764   1,097,764    1,703,050   4,185,661   4,185,661    6,166,606
   27      2,268,333      (*)          (*)          (*)      1,116,181   1,116,181    1,703,050   4,519,491   4,519,491    6,527,620
   28      2,381,750      (*)          (*)          (*)      1,133,350   1,133,350    1,703,050   4,876,278   4,876,278    6,908,963
   29      2,500,837      (*)          (*)          (*)      1,148,933   1,148,933    1,703,050   5,256,863   5,256,863    7,311,844
   30      2,625,879      (*)          (*)          (*)      1,162,626   1,162,626    1,703,050   5,662,353   5,662,353    7,737,927

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.
(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 2
                                 CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                 CASH                                 CASH                                 CASH
 POLICY     INTEREST     CASH      SURRENDER       DEATH       CASH      SURRENDER     DEATH       CASH       SURRENDER     DEATH
  YEAR        AT 5%      VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000      89,462      89,462      1,792,512     94,932      94,932     1,797,982    100,402     100,402     1,803,452
    2       215,250     176,465      176,465     1,879,515    192,965     192,965     1,896,015    210,122     210,122     1,913,172
    3       331,013     261,482      261,482     1,964,532    294,698     294,698     1,997,748    330,616     330,616     2,033,666
    4       452,563     344,636      344,636     2,047,686    400,401     400,401     2,103,451    463,130     463,130     2,166,180
    5       580,191     426,600      426,600     2,129,650    511,030     511,030     2,214,080    609,854     609,854     2,312,904
    6       714,201     506,881      506,881     2,209,931    626,233     626,233     2,329,283    771,641     771,641     2,474,691
    7       854,911     585,457      585,457     2,288,507    746,184     746,184     2,449,234    950,069     950,069     2,653,119
    8       897,656     571,185      571,185     2,274,235    774,421     774,421     2,477,471   1,044,712   1,044,712    2,747,762
    9       942,539     556,427      556,427     2,259,477    803,332     803,332     2,506,382   1,148,856   1,148,856    2,851,906
   10       989,666     541,274      541,274     2,244,324    833,037     833,037     2,536,087   1,263,612   1,263,612    2,966,662
   11      1,039,150    525,582      525,582     2,228,632    863,421     863,421     2,566,471   1,389,967   1,389,967    3,093,017
   12      1,091,107    509,287      509,287     2,212,337    894,443     894,443     2,597,493   1,529,095   1,529,095    3,232,145
   13      1,145,662    492,376      492,376     2,195,426    926,114     926,114     2,629,164   1,682,352   1,682,352    3,385,402
   14      1,202,945    474,876      474,876     2,177,926    958,484     958,484     2,661,534   1,851,237   1,851,237    3,606,924
   15      1,263,093    456,859      456,859     2,159,909    991,655     991,655     2,694,705   2,037,278   2,037,278    3,867,394
   16      1,326,247    437,910      437,910     2,140,960   1,025,229   1,025,229    2,728,279   2,241,568   2,241,568    4,147,502
   17      1,392,560    418,606      418,606     2,121,656   1,059,810   1,059,810    2,762,860   2,466,568   2,466,568    4,450,213
   18      1,462,188    399,052      399,052     2,102,102   1,095,551   1,095,551    2,798,601   2,714,563   2,714,563    4,778,026
   19      1,535,297    379,399      379,399     2,082,449   1,132,658   1,132,658    2,835,708   2,988,152   2,988,152    5,133,829
   20      1,612,062    359,696      359,696     2,062,746   1,171,249   1,171,249    2,874,299   3,290,101   3,290,101    5,520,587
   21      1,692,665    340,740      340,740     2,043,790   1,213,497   1,213,497    2,916,547   3,629,177   3,629,177    5,950,863
   22      1,777,298    320,400      320,400     2,023,450   1,256,201   1,256,201    2,959,251   4,002,248   4,002,248    6,416,885
   23      1,866,163    298,433      298,433     2,001,483   1,299,117   1,299,117    3,002,167   4,412,460   4,412,460    6,921,332
   24      1,959,471    274,752      274,752     1,977,802   1,342,146   1,342,146    3,045,196   4,863,500   4,863,500    7,467,375
   25      2,057,445    249,228      249,228     1,952,278   1,385,145   1,385,145    3,088,195   5,359,378   5,359,378    8,058,518
   26      2,160,317    221,604      221,604     1,924,654   1,427,825   1,427,825    3,130,875   5,904,303   5,904,303    8,698,628
   27      2,268,333    191,758      191,758     1,894,808   1,470,023   1,470,023    3,173,073   6,503,128   6,503,128    9,392,641
   28      2,381,750    159,528      159,528     1,862,578   1,511,524   1,511,524    3,214,574   7,161,128   7,161,128   10,146,258
   29      2,500,837    124,622      124,622     1,827,672   1,551,964   1,551,964    3,255,014   7,883,866   7,883,866   10,965,779
   30      2,625,879     86,707      86,707      1,789,757   1,590,919   1,590,919    3,293,969   8,677,353   8,677,353   11,858,094

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 7% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS, 5.5% OF ALL PREMIUMS DURING YEARS EIGHT TO TEN AND 3.5% OF ALL PREMIUMS FROM TENTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 2
                                GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                 CASH                                 CASH                                 CASH
 POLICY     INTEREST     CASH       SURRENDER      DEATH       CASH      SURRENDER    DEATH         CASH      SURRENDER     DEATH
  YEAR        AT 5%      VALUE        VALUE       BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
    1       105,000      81,346      81,346      1,784,395     86,505      86,505     1,789,555    91,669       91,669     1,794,719
    2       215,250     160,657      160,657     1,863,707    176,022     176,022     1,879,072    192,012     192,012     1,895,062
    3       331,013     237,934      237,934     1,940,983    268,644     268,644     1,971,694    301,881     301,881     2,004,930
    4       452,563     313,160      313,160     2,016,209    364,451     364,451     2,067,501    422,194     422,194     2,125,244
    5       580,191     386,284      386,284     2,089,333    463,491     463,491     2,166,541    553,930     553,930     2,256,980
    6       714,201     457,256      457,256     2,160,306    565,815     565,815     2,268,864    698,168     698,168     2,401,217
    7       854,911     525,960      525,960     2,229,010    671,403     671,403     2,374,452    856,021     856,021     2,559,070
    8       897,656     502,851      502,851     2,205,901    685,385     685,385     2,388,435    928,447     928,447     2,631,496
    9       942,539     478,771      478,771     2,181,820    698,560     698,560     2,401,610   1,006,834   1,006,834    2,709,883
   10       989,666     453,599      453,599     2,156,649    710,751     710,751     2,413,800   1,091,645   1,091,645    2,794,694
   11      1,039,150    427,234      427,234     2,130,284    721,791     721,791     2,424,841   1,183,409   1,183,409    2,886,459
   12      1,091,107    399,592      399,592     2,102,641    731,525     731,525     2,434,574   1,282,728   1,282,728    2,985,778
   13      1,145,662    370,589      370,589     2,073,639    739,788     739,788     2,442,838   1,390,263   1,390,263    3,093,313
   14      1,202,945    340,129      340,129     2,043,178    746,393     746,393     2,449,442   1,506,726   1,506,726    3,209,775
   15      1,263,093    308,061      308,061     2,011,111    751,090     751,090     2,454,140   1,632,845   1,632,845    3,335,895
   16      1,326,247    274,171      274,171     1,977,221    753,547     753,547     2,456,597   1,769,350   1,769,350    3,472,400
   17      1,392,560    238,178      238,178     1,941,228    753,347     753,347     2,456,397   1,916,972   1,916,972    3,620,022
   18      1,462,188    199,770      199,770     1,902,819    750,017     750,017     2,453,067   2,076,478   2,076,478    3,779,528
   19      1,535,297    158,619      158,619     1,861,669    743,045     743,045     2,446,095   2,248,693   2,248,693    3,951,743
   20      1,612,062    114,406      114,406     1,817,455    731,895     731,895     2,434,944   2,434,526   2,434,526    4,137,575
   21      1,692,665     66,878      66,878      1,769,928    716,076     716,076     2,419,126   2,635,048   2,635,048    4,338,097
   22      1,777,298     15,806      15,806      1,718,856    695,094     695,094     2,398,144   2,851,441   2,851,441    4,571,774
   23      1,866,163      (*)          (*)          (*)       668,449     668,449     2,371,498   3,084,828   3,084,828    4,838,825
   24      1,959,471      (*)          (*)          (*)       635,526     635,526     2,338,575   3,336,255   3,336,255    5,122,458
   25      2,057,445      (*)          (*)          (*)       595,502     595,502     2,298,552   3,606,662   3,606,662    5,423,083
   26      2,160,317      (*)          (*)          (*)       547,333     547,333     2,250,383   3,896,864   3,896,864    5,741,130
   27      2,268,333      (*)          (*)          (*)       489,740     489,740     2,192,790   4,207,652   4,207,652    6,077,224
   28      2,381,750      (*)          (*)          (*)       421,214     421,214     2,124,264   4,539,813   4,539,813    6,432,243
   29      2,500,837      (*)          (*)          (*)       340,132     340,132     2,043,181   4,894,129   4,894,129    6,807,312
   30      2,625,879      (*)          (*)          (*)       244,984     244,984     1,948,034   5,271,631   5,271,631    7,203,982

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.